Cover Page	Aug. 25, 2020
Cover [Abstract]
Entity Central Index Key	0000876883
Document Type	8-K
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	MDC PARTNERS INC.
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-13718
Entity Tax Identification Number	98-0364441
Entity Address, Address Line One	330 Hudson Street, 10th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	646
Local Phone Number	429-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Subordinate Voting Shares, no par value
Entity Emerging Growth Company	false
Trading Symbol	MDCA
Security Exchange Name	NASDAQ
Amendment Flag	false